Components of Changes in Non-cash Working Capital Balances (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Change In Noncash Working Capital Balances [Abstract]
Accounts receivable	$ 59,415	$ 30,431
Inventory	(6,181)	(637)
Accounts payable and accrued liabilities	(54,903)	(50,787)
Non cash working capital	(1,669)	(20,993)
Operations	18,711	(32,838)
Investments	$ (20,380)	$ 11,845